Finance expense - Additional Information (Detail) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Losses on warrant remeasurement	£ 12,648	£ 0	£ 12,648	£ 0	£ 0
Series A and Series B Warrants [Member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Losses on warrant remeasurement			£ 12,600